Share-based payment - Main characteristics of the Plans (Details) - Inter & Co Payments, Inc	9 Months Ended
Sep. 30, 2023 shares R$ / shares
Disclosure of share-based payment of controller [Line Items]
Number of share options outstanding in share-based payment arrangement	489,386
Number of share options exercisable in share-based payment arrangement	482,625
Opening Balance, Shares	489,386
Final Balance, Shares	489,386
Opening balance, stock options exercised	643,500
Exercised Shares	160,875
Final balance, stock options exercised	482,625
2022
Disclosure of share-based payment of controller [Line Items]
Number of share options outstanding in share-based payment arrangement	489,386
Number of share options exercisable in share-based payment arrangement	482,625
Opening Balance, Shares	489,386
Final Balance, Shares	489,386
Opening Balance, Weighted average price of the shares | R$ / shares	R$ 5.31
Final Balance, Weighted average price of the shares | R$ / shares	R$ 5.31
Opening balance, stock options exercised	643,500
Exercised Shares	160,875
Final balance, stock options exercised	482,625